INVESCO TREASURER'S SERIES TRUST
                        INVESCO Money Market Reserve Fund
                   INVESCO Treasurer's Tax-Exempt Reserve Fund

                   Supplement to Prospectus dated May 1, 1997

The Section of the above Funds' Prospectus entitled "Investment Objectives and Policies" is amended to (1) delete the seventh paragraph; and (2) substitute the following paragraph in its place:

                  In order to enhance the liquidity,  stability, or quality of a municipal obligation, the Tax-Exempt Fund may acquire a right to sell an obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by the Tax-Exempt Fund. These rights may be referred to as demand features, standby commitments or puts, depending on their characteristics (collectively, referred to as "Standby Commitments"), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party's ability to purchase the obligation from the Tax-Exempt Fund. As to seventy-five percent of its assets, the Tax-Exempt Fund may not invest more than five percent of its assets in securities subject to conditional puts from, or securities directly issued by, the same institution. Rule 5b-2 of the 1940 Act provides that a guarantee of a security issued by a guarantor is not a security issued by such guarantor provided that the value of all securities issued or guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the total assets of the Fund. Investments in securities with the same guarantor which exceed 10% of a Fund's total assets are considered for diversification purposes and are therefore limited. The Tax-Exempt Fund will acquire these rights solely to facilitate portfolio liquidity and does not intend to exercise such rights for trading purposes. In considering whether an obligation meets the Tax-Exempt Fund's quality standards, the Fund may look to the creditworthiness of the party permitting the valuation of the underlying obligation to continue to be determined in accordance with the amortized cost method of valuation (see the "Computation of Net Asset Value" section of this prospectus). These guidelines only apply immediately after the acquisition of a security. For additional information concerning these rights, see Statement of Additional Information under "Investment Objectives and Policies."

The date of this Supplement is September 25, 1997.

                        INVESCO TREASURER'S SERIES TRUST
                        INVESCO Money Market Reserve Fund
                   INVESCO Treasurer's Tax-Exempt Reserve Fund

                Supplement to Statement of Additional Information
                                dated May 1, 1997

The Section of the above Funds' Statement of Additional Information entitled "Investment Objectives and Policies" is amended to (1) delete the second paragraph; and (2) substitute the following paragraph in its place:

                  In order to enhance the liquidity,  stability, or quality of a municipal obligation, the Tax-Exempt Fund may acquire a right to sell an obligation to another party at a guaranteed price approximating par value, either on demand or at specified intervals. The right to sell may form part of the obligation or be acquired separately by the Tax-Exempt Fund. These rights may be referred to as demand features, standby commitments or puts, depending on their characteristics (collectively, referred to as "Standby Commitments"), and may involve letters of credit or other credit support arrangements supplied by domestic or foreign banks supporting the other party's ability to purchase the obligation from the Tax-Exempt Fund. As to seventy-five percent of its assets, the Tax-Exempt Fund may not invest more than five percent of its assets in securities subject to conditional puts from, or securities directly issued by, the same institution. Rule 5b-2 of the 1940 Act provides that a guarantee of a security issued by a guarantor is not a security issued by such guarantor provided that the value of all securities issued or guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the total assets of the Fund. Investments in securities with the same guarantor which exceed 10% of a Fund's total assets cannot be considered for diversification purposes and are therefore limited. In considering whether an obligation meets the Tax-Exempt Fund's quality standards, the Fund may look to the creditworthiness of the party permitting the valuation of the underlying obligation to continue to be determined in accordance with the amortized cost method of valuation. These guidelines only apply immediately after the acquisition of a security.

The date of this Supplement is September 25, 1997.